Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jul. 31, 2010	Jun. 30, 2011	Jul. 31, 2010
Product sales	$ 311,220	$ 1,048,000	$ 2,138,276	$ 1,565,675
Cost of product sales	122,120	398,138	978,874	506,576
Gross profit from product sales	189,100	649,862	1,159,402	1,059,099
Gain on the Sale of Rental Assets			34,728
Retained royalties	5,427	17,415	15,922	30,702
Investment income		10		25
Other income	10,229	800	21,139	800
Total other revenue	15,655	18,225	71,789	31,527
Selling expenses	96,417	103,254	197,094	230,469
Personnel and consulting expenses	406,390	532,870	773,510	994,148
General and administrative expenses	996,844	498,513	1,513,482	1,070,186
Interest expense	10,374	1,695	19,990	3,533
Unrealized loss on derivative instrument	29,559		32,510
Total Expenses	1,539,584	1,136,332	2,536,586	2,298,336
Income (loss) before income taxes	(1,334,829)	(468,245)	(1,305,395)	(1,207,710)
Net income (loss)	$ (1,334,829)	$ (468,245)	$ (1,305,395)	$ (1,207,710)
Basic income (loss) per share	$ (0.10)	$ (0.04)	$ (0.09)	$ (0.11)
Basic weighted average number of common shares outstanding:	13,747,028	11,867,328	13,862,274	11,468,700
Diluted income (loss) per share	$ (0.10)	$ (0.04)	$ (0.09)	$ (0.11)
Diluted weighted average number of common shares outstanding:	13,747,028	11,867,328	13,862,274	11,468,700